Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term borrowings	$ 15,279	$ 31,216
Federal funds purchased
Short-Term Debt [Line Items]
Short-term borrowings	248	226
Securities sold under agreements to repurchase
Short-Term Debt [Line Items]
Short-term borrowings	3,576	1,431
Commercial paper
Short-Term Debt [Line Items]
Short-term borrowings	7,773	8,145
Other short-term borrowings
Short-Term Debt [Line Items]
Short-term borrowings	$ 3,682	$ 21,414